INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Gross (Excluding Goodwill)	$ 64,521,583	$ 66,290,213
Accumulated amortization	(20,453,522)	(13,031,342)
Total intangible assets, net	44,068,061	53,258,871
Permits and license [Member]
Intangible Assets, Gross (Excluding Goodwill)	4,275,567	4,579,081
Customer relationship [Member]
Intangible Assets, Gross (Excluding Goodwill)	51,473,394	52,320,870
Technical know-how [Member]
Intangible Assets, Gross (Excluding Goodwill)	7,037,994	7,153,870
In-process research and development assets [Member]
Intangible Assets, Gross (Excluding Goodwill)	751,102	1,194,740
Others [Member]
Intangible Assets, Gross (Excluding Goodwill)	$ 983,526	$ 1,041,652